Fair value measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurements
Fair value measurements
At December 31, 2012, the Company had interest rate swaps with a total notional amount of $75.0 million that were executed to provide an economic hedge against interest rate risk. These swaps were not designated for hedge accounting at inception and were recorded at fair value, which is measured using the market approach valuation technique. These swaps had a fixed rate of 1.83% and expired in August 2013. The realized gains and losses are included in interest expense in the consolidated statements of comprehensive income. At December 31, 2012, the fair value of the swap agreements was recorded as a short-term liability of $0.7 million.
In connection with the acquisitions of WFP and Phoinix, the total consideration included contingent consideration payments. The fair value of the contingent consideration for these acquisitions was estimated at the time of the respective acquisitions based on internal valuations of the earnings levels that the acquired companies were expected to achieve. The fair value was re-measured quarterly until finalized as of December 31, 2012 upon resolution of the 2012 calendar year earnings and the fair values were no longer variable after that time. These amounts were paid out during the quarter ended June 30, 2013. Refer to Note 3, Acquisitions, for further discussion.
At December 31, 2013, the carrying value of the Credit Facility was $108.0 million and all of this debt incurs interest at a variable interest rate and, therefore, the carrying amount approximates fair value. The fair value of the debt is classified as a Level 2 measurement because interest rates charged are similar to other financial instruments with similar terms and maturities.
The fair value of the Company’s Senior Notes is estimated using Level 2 inputs in the fair value hierarchy and is based on quoted prices for those or similar instruments. At December 31, 2013, the fair value and the carrying value of the Company’s unsecured Senior Notes approximated $419.3 million and $403.2 million, respectively.
There were no other outstanding financial instruments as of December 31, 2013 and 2012 that required measuring the amounts at fair value on a recurring basis. The Company did not change its valuation techniques associated with recurring fair value measurements from prior periods and there were no transfers between levels of the fair value hierarchy during the year ended December 31, 2013.